united states
                              securities and exchange commission
                                    washington, d.c. 20549

                                           form n-csr

                 certified shareholder report of registered management
                                      investment companies

Investment Company Act file number 811-21237

  Unified Series Trust
                           (Exact name of registrant as specified in charter)

  431 North Pennsylvania Street, Indianapolis, Indiana 46204
         (Address of principal executive offices)             (Zip code)

  Timothy Ashburn, Unified Fund Services Inc., 431 North Pennsylvania Street,
                                        Indianapolis, Indiana 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:  12/31

Date of reporting period: 06/30/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

A R I S T O N
-------------------------------------------------------------------------------
                                          Ariston Capital Management Corporation
                                                40 Lake Bellevue Drive Suite 220
                                                      Bellevue, Washington 98005
                                                        Telephone (425) 454-1600
                                                              Fax (425) 455-2534
                                                         info@aristoncapital.com

                                 ACM CONVERTIBLE SECURITIES FUND
                        (Formerly Ariston Convertible Securities Fund)

                    Management Discussion and Analysis of Fund Performance

                                                6 Months                 1 Year
ACM Convertible Securities Fund                  +18.30%                +20.04%
S & P 500 Index (unmanaged)                      +11.77%                 +0.25%
NASDAQ Composite Index (unmanaged)               +21.51%                +10.93%

                   Ariston          NASDAQ         S&P 500

     12/31/92       10,000.00       10,000.00       10,000.00
      6/30/93       12,344.74       12,005.83       11,284.24
     12/31/93       13,432.82       13,248.63       11,840.93
      6/30/94       12,872.72       12,039.60       11,570.61
     12/31/94       13,793.44       12,824.64       12,133.22
      6/30/95       14,505.23       15,988.24       14,582.49
     12/31/95       16,387.61       18,079.88       16,687.59
      6/30/96       16,829.83       20,395.65       18,371.16
     12/31/96       17,062.65       22,244.07       20,516.47
      6/30/97       17,981.15       24,898.43       24,743.04
     12/31/97       19,009.20       27,170.30       27,359.67
      6/30/98       20,464.51       32,849.13       32,202.43
     12/31/98       19,828.05       38,091.20       35,177.85
      6/30/99       23,429.62       46,737.23       39,532.88
     12/31/99       39,120.34       70,895.90       42,759.29
      6/30/00       38,103.21       69,152.51       42,397.57
     12/31/00       33,346.18       43,120.15       38,703.62
      6/30/01       26,993.04       37,779.96       36,113.14
     12/31/01       24,598.87       34,151.83       34,107.11
      6/30/02       17,025.17       25,671.55       29,612.21
     12/31/02       17,275.54       23,480.46       26,563.83
      6/30/03       20,436.47       28,595.24       29,685.53

     The above chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index and NASDAQ Composite Index on December 31, 1992 (inception of the Fund's predecessor) and held through June 30, 2003. The S&P 500 and NASDAQ Composite Indices are widely recognized unmanaged indices of common stock prices. The Indices' returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the indices plus the reinvestment of dividends. Shares, when redeemed, may be worth more or less than their original cost. The Fund may experience greater risks and price fluctuations due to its concentration in a single sector as is noted in the Fund's prospectus. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


     THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

     For a prospectus and more information, including charges and expenses call 1-888-387-2273. The prospectus should be read carefully before investing. The Fund is distributed by Unified Financial Securities, Inc.

     Our Fund's distinctive investment style and performance have returned to a leadership position according to the The Wall Street Journal Online - Mutual Fund Scoreboard. Our Fund was the top performing convertible securities fund both year-to-date and for the previous 12 months (comparative category averages were +12.5% and +9.3%, respectively) according to the Scoreboard, which uses Lipper data.

     Investing is the art of gauging valuations of competing assets and making comparisons. It has been said that money will go to where it is treated the best. The two dominant asset classes to choose from are fixed income (bonds, notes and money market investments) and stocks.

     Clearly, the star asset class of the past three years has been bonds. The 10-year Treasury bond yield has dropped to 3-1/2% giving it a price/interest ratio of almost 29 times. This is about the same as the peak forward price/earnings (P/E) ratio of the stock market in 2000. For comparison, the forward P/E of the S&P 500 is currently 17 times. Investors, desperately seeking safety, have also flocked to money market funds and savings deposits driving these assets to record amounts despite yields of 1/2 of 1%.

     Recently, we have had a major change in taxation on investments. The tax rate on both long-term capital gains and stock dividend income has been lowered to 15% for individual taxpayers. Yet, interest from fixed income securities remains taxed at ordinary rates - a 35% tax rate for most. This is a significant change that favors stock investing. This means one investment, fixed income, is taxed over 100% higher than another investment, stocks.

     Therefore, the valuation comparison seems straight forward. One can invest in money market investments that yield almost nothing, taxed at 35% and a guarantee of no growth of principal. One can invest in the 10-year Treasury bond that yields 3-1/2% taxed at 35%, a guarantee of no growth of principal and that can lose value quickly with any pickup in the inflation rate. One can invest in stocks that historically, over the last 75 years, have returned between 10-12% now taxed at 15%.

     In our opinion, the valuation comparison is so compelling in favor of stocks that it is very hard to imagine any other scenario other than a major bull market in stocks! Think of it this way. How long will fixed income investors, so enamored with safety, take a negative or minimal aftertax rate of return with no growth in principal and with bonds having substantial market risk, when stocks are already up 11-21% this year, and offering 400 - 500% higher aftertax rate of return?

     It gets even more interesting! We believe that the 2000-02 bear market in stocks had three distinct stages. First in 2000, it had a much needed valuation adjustment that corrected the overvaluation of the previous bull market. Second, in 2001 the market adjusted for a severe profits recession. Finally, in 2002, investors panicked driving the market to undervalued levels because of excessive risk aversion.

     We believe the first stage of the new bull market is simply reversing some of the excessive undervaluation of the 2002 last stage of the bear market. The second stage will be a major upward adjustment for a profits recovery. Historically, these early stages of a bull market have produced returns far in excess of the very long-term annual return averages of 10-12%.

     We have our Fund's portfolio invested in seasoned growth companies, which are franchise leaders in rapid growth industries. These companies are very profitable with large cash war chests, seasoned owner/managers and have honest, understandable accounting. On average, their earnings growth is several times faster than the earnings growth of the stock market overall. We believe that these are some of the best businesses in the world!

     We are excited about our Fund's portfolio and its prospects in the future. We always have all of our liquid investment capital and retirement savings invested in our Fund along side our fellow shareholders.

     We appreciate your continued support and confidence. We always welcome the opportunity to discuss any questions you may have about your investment.

ARISTON CAPITAL MANAGEMENT

/s/ Richard B. Russell

Richard B. Russell, President
July, 2003

ACM Convertible Securities Fund
Schedule of Investments
June 30, 2003 (Unaudited)

Common Stocks - 46.86%                                                               Shares                Value

Biological Products (No Diagnostic Substances) - 16.99%
Genzyme Corp. (a)                                                                      26,300            $ 1,099,340
                                                                                                      ---------------

Radio & Tv Broadcasting & Communications Equipment - 9.95%
QUALCOMM, Inc.                                                                         18,000                643,500
                                                                                                      ---------------

Semiconductors & Related Devices - 19.92%
Analog Devices, Inc. (a)                                                               37,000              1,288,340
                                                                                                      ---------------

TOTAL COMMON STOCKS (Cost $1,039,897)                                                                      3,031,180
                                                                                                      ---------------

                                                                                  Principal
Convertible Corporate Bonds - 52.64%                                                Amount

Biological Products (No Diagnostic Substances) - 12.29%
Gilead Sciences, Inc., 5.000%, 12/15/07                                               345,000                795,225
                                                                                                      ---------------

Computer Storage Devices - 8.53%
Sandisk Corp., 4.500%, 11/15/06                                                       240,000                551,700
                                                                                                      ---------------

Finance Services - 1.73%
First Data Corp., 2.000%, 3/1/08                                                      100,000                112,000
                                                                                                      ---------------


Pharmaceutical Preparations - 9.11%
Medicis Pharmaceutical Corp., 2.500%, 6/4/32                                          150,000                175,875
TEVA Pharmaceutical Industries, Ltd., 0.750%, 8/15/21                                 300,000                413,250
                                                                                                      ---------------
                                                                                                             589,125

Services - Computer Processing & Data Preparation - 2.93%
Affiliated Computer Services, Inc., 3.500%, 2/15/06                                   160,000                189,200
                                                                                                      ---------------


Services - Computer Programming, Data Processing, Etc. - 5.65%
Gtech Holdings Corp., 1.750%, 12/15/21                                                250,000                365,625
                                                                                                      ---------------

Services - Prepackaged Software - 12.40%
HNC Software, Inc., 5.250%, 9/1/08                                                    265,000                308,394
Symantec Corp., 3.000%, 11/1/06                                                       350,000                493,500
                                                                                                      ---------------
                                                                                                             801,894

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,693,476)                                                        3,404,769
                                                                                                      ---------------

TOTAL INVESTMENTS (Cost $3,733,373) - 99.50%                                                             $ 6,435,949
                                                                                                      ---------------

Cash and other assets less liabilities - 0.50%                                                                33,490
                                                                                                      ---------------

TOTAL NET ASSETS - 100.00%                                                                               $ 6,469,439
                                                                                                      ===============

(a) Non-income producing.

See accompanying notes which are an integral part of the financial statements.

ACM Convertible Securities Fund
Statement of Assets and Liabilities
June 30, 2003 (Unaudited)


Assets
Investments in securities, at value (cost $3,733,373)                                  $ 6,435,949
Interest receivable                                                                         12,633
Receivable for investments sold                                                            116,822
Receivable for fund shares sold                                                                311
                                                                                    ---------------
     Total assets                                                                        6,565,715

Liabilities
Payable to custodian                                                                        71,774
Accrued advisory fees                                                                       18,330
Payable for fund shares redeemed                                                             5,479
Other payables and accrued expenses                                                            693
                                                                                    ---------------
     Total liabilities                                                                      96,276
                                                                                    ---------------

Net Assets                                                                             $ 6,469,439
                                                                                    ===============

Net Assets consist of:
Paid in capital                                                                          8,585,987
Accumulated net investment income (loss)                                                  (269,632)
Accumulated net realized gain (loss) on investments                                     (4,549,492)
Net unrealized appreciation (depreciation) on investments                                2,702,576
                                                                                    ---------------

Net Assets, for 495,193 shares                                                         $ 6,469,439
                                                                                    ===============

Net Asset Value

Offering price and redemption price per share ($6,469,439 / 495,193)                       $ 13.06
                                                                                    ===============

See accompanying notes which are an integral part of the financial statements.

ACM Convertible Securities Fund
Statement of Operations
Six months ended June 30, 2003 (Unaudited)



Investment Income
Dividend income                                                                                $ 1,927
Interest income                                                                                 49,406
Accretion of discount                                                                              811
Amortization of premium                                                                        (74,111)
                                                                                        ---------------
  Total Income                                                                                 (21,967)
                                                                                        ---------------

Expenses
Investment advisor fee                                                                          72,909
Trustee expenses                                                                                   937
  Total Expenses                                                                                73,846
                                                                                        ---------------
Total operating expenses                                                                        73,846
                                                                                        ---------------

Net Investment Income (Loss)                                                                   (95,813)
                                                                                        ---------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                             (201,057)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                  1,375,051
                                                                                        ---------------

Net realized and unrealized gain (loss) on investment securities                             1,173,994
                                                                                        ---------------

Net increase (decrease) in net assets resulting from operations                            $ 1,078,181
                                                                                        ===============

See accompanying notes which are an integral part of the financial statements.

ACM Convertible Securities Fund
Statement of Changes In Net Assets


                                                                            Six months ended
                                                                              Jun. 30, 2003         Year ended
Increase (Decrease) in Net Assets                                              (Unaudited)         Dec. 31, 2002
                                                                           --------------------   ----------------
Operations
  Net investment income (loss)                                                       $ (95,813)        $ (175,669)
  Net realized gain (loss) on investment securities                                   (201,057)        (1,430,572)
  Change in net unrealized appreciation (depreciation)                               1,375,051         (1,652,375)
                                                                           --------------------   ----------------

  Net increase (decrease) in net assets resulting from operations                    1,078,181         (3,258,616)
                                                                           --------------------   ----------------
Distributions
  From net investment income                                                                 -                  -
  From net realized gain                                                                     -                  -
                                                                           --------------------   ----------------

  Total distributions                                                                        -                  -
                                                                           --------------------   ----------------
Capital Share Transactions
  Proceeds from shares sold                                                          2,033,291          3,506,963
  Reinvestment of distributions                                                              -                  -
  Amount paid for shares repurchased                                                (2,616,673)        (4,566,567)
                                                                           --------------------   ----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                          (583,382)        (1,059,604)
                                                                           --------------------   ----------------

Total Increase (Decrease) in Net Assets                                                494,799         (4,318,220)
                                                                           --------------------   ----------------

Net Assets
  Beginning of period                                                                5,974,640         10,292,860
                                                                           --------------------   ----------------
  End of period [including accumulated net
    investment income (loss) of  $(269,632) and $0, respectively]                  $ 6,469,439        $ 5,974,640
                                                                           ====================   ================

Capital Share Transactions
  Shares sold                                                                          171,795            289,623
  Shares issued in reinvestment of distributions                                             -                  -
  Shares repurchased                                                                  (217,973)          (403,219)
                                                                           --------------------   ----------------

  Net increase (decrease) from capital transactions                                    (46,178)          (113,596)
                                                                           ====================   ================

See accompanying notes which are an integral part of the financial statements.

ACM Convertible Securities Fund
Financial Highlights


                                             Six months ended
                                               Jun. 30, 2003      Year ended       Year ended      Year ended      Year ended
                                               (Unaudited)       Dec. 31, 2002    Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 1999  (c)
                                          -------------------- ----------------- ---------------- ---------------- ----------------

Selected Per Share Data
Net asset value, beginning of period             $ 11.04          $ 15.72             $ 21.31        $ 25.00          $ 15.36
                                          -------------------- ----------------- ---------------- ---------------- ----------------
Income from investment operations
  Net investment income (loss)                    (0.17)           (0.27)              (0.52)         (0.58)            (0.11)
  Net realized and unrealized gain (loss)          2.19            (4.41)              (5.07)         (3.11)            14.49
                                          -------------------- ----------------- ---------------- ---------------- ----------------

Total from investment operations                   2.02            (4.68)              (5.59)         (3.69)            14.38
                                          -------------------- ----------------- ---------------- ---------------- ----------------
Less Distributions to shareholders:
  From net investment income                       0.00             0.00                0.00           0.00              0.00
  From net realized gain                           0.00             0.00                0.00           0.00             (4.74)
                                          -------------------- ----------------- ---------------- ---------------- ----------------

Total distributions                                0.00             0.00                0.00           0.00             (4.74)
                                          -------------------- ----------------- ---------------- ---------------- ----------------

Net asset value, end of period                  $ 13.06          $ 11.04             $ 15.72        $ 21.31           $ 25.00
                                          ==================== ================= ================ ================ ================

Total Return                                     18.30% (b)      (29.77)%            (26.23)%       (14.76)%           94.61%

Ratios and Supplemental Data
Net assets, end of period (000)                 $ 6,469          $ 5,975            $ 10,293       $ 18,966         $ 15,960
Ratio of expenses to average net assets           2.25% (a)        2.28%               2.37%          2.25%            2.10%
Ratio of expenses to average net assets
   before waiver & reimbursement                  2.25% (a)        2.28%               2.37%          2.28%            2.10%
Ratio of net investment income to
   average net assets                             (2.96)(a)       (2.23)%             (3.07)%        (2.30)%          (0.59)%
Ratio of net investment income to
   average net assets before waiver &
   reimbursement                                  (2.96)(a)       (2.23)%             (3.07)%        (2.33)%          (5.90)%
Portfolio turnover rate                          29.73%           43.59%              26.17%         47.83%           32.89%



(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c)  See note 1 of the Notes to the Financial Statements.

See accompanying notes which are an integral part of the financial statements.

                                              ACM Convertible Securities Fund
                                               Notes to Financial Statements
                                                       June 30, 2003

NOTE 1.  ORGANIZATION

     The ACM Convertible Securities Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002, under the name Ariston Convertible Securities Fund. On January 3, 2002, the Fund acquired all of the assets and liabilities of the Ariston Convertible Securities Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. On April 30, 1999, the Predecessor Fund acquired all of the assets and liabilities of Lexington Convertible Securities Fund in a tax-free reorganization. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment advisor is Ariston Capital Management Corporation (the "Advisor").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Common stocks, which are traded on any exchange, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at the mean between the last bid and ask price except when, in the Advisor's opinion, the mean price does not accurately reflect the current value of the security. When market quotations are not readily available, when the Advisor determines the mean price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review and oversight of the Board of Trustees of the Trust.

     All other securities generally are valued at the mean between the last bid and ask price, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Convertible securities are valued at the greater of the value determined as described in the preceding sentence and the value of the shares of common stock into which the securities are convertible (determined as described in the preceding paragraph). If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when market quotations are not readily available, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to continue to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Securities Transactions & Investment Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are

                                              ACM Convertible Securities Fund
                                               Notes to Financial Statements
                                           June 30, 2003 (Unaudited) - continued

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

amortized over the life of the respective securities. During market conditions that cause the underlying common stocks of a convertible security to greatly increase in value, the aggregate amortization of premium can exceed interest income and the aggregate accretion of discount at levels that may cause the Fund to recognize negative income.

     Other - Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust retains Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005, to manage the Fund's investments. The Advisor was founded in 1977. Richard B. Russell, President and controlling shareholder of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the Fund's management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average value of daily net assets of the Fund, less 12b-1 expenses and fees, if any, and expenses of the non-interested person Trustees. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended June 30, 2003, the Advisor received fees of $72,773 from the Fund.

     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan states that the Fund shall pay directly, or reimburse the Advisor or Distributor, for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Fund. Expenses of the Fund were not affected by the 12b-1 Plan because the Plan has not been activated.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of the Fund's shares. There were no payments made by the Fund to the distributor during the six months ended June 30, 2003. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor. Ronald C. Tritschler (a Trustee of the Trust) owns securities of Unified Financial Services, Inc. and may be deemed to be an affiliate of the Distributor.

NOTE 4.  INVESTMENTS

     For the six months ended June 30, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $1,938,263 and $2,573,950, respectively. As of June 30, 2003, the gross unrealized appreciation for all securities totaled $2,725,888 and the gross unrealized depreciation for all

                                              ACM Convertible Securities Fund
                                               Notes to Financial Statements
                                           June 30, 2003 (Unaudited) - continued


NOTE 4.  INVESTMENTS - continued

securities totaled $23,312 for a net unrealized appreciation of $2,702,576.
The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $3,733,373

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                           GJMB Growth Fund


                              Returns for the Periods Ended June 30, 2003

                                               Year                                      3 Year          Total Average  Annual
                          Fund/Index         To-Date           1 Year                 Annualized         Return Since Inception

                       GJMB Growth Fund        9.50%            3.83%                    -9.48%                   -1.25%
                       S&P 500 Index          10.76%            0.29%                   -11.17%                   -3.68%


     Comparison of the Change in Value of a $10,000 investment in the GJMB Growth Fund and the Unmanaged S&P 500 Index.

             Date               GJMB             S&P 500

           12/31/98            10,000             10,000
            3/31/99            10,330             10,520
            6/30/99            11,020             11,267
            9/30/99            10,800             10,585
           12/31/99            12,560             12,153
            3/31/00            12,820             12,451
            6/30/00            12,700             12,123
            9/30/00            12,430             12,006
           12/31/00            11,380             11,091
            3/31/01            10,360              9,819
            6/30/01            10,430             10,371
            9/30/01             9,300              8,902
           12/31/01            10,180              9,810
            3/31/02            10,180              9,807
            6/30/02             9,210              8,522
            9/30/02             8,260              7,102
           12/31/02             8,760              7,627
            3/31/03             8,570              7,370
            6/30/03             9,560              8,398

        Industry Sector Weightings*                                 Ten Largest Equity Holdings*
            (as of June 30, 2003)                                       (as of June 30, 2003)

Energy                                 7.5%                Kimberly-Clark                           4.4%
Industrials                            5.3%                Coca-Cola                                4.3%
Consumer Discretionary                 10.6%               Costco Wholesale                         4.2%
Consumer Staples                        8.7%               Home Depot                               4.1%
Health Care                             5.2%               ChevronTexaco                            3.8%
Financials                              8.4%               Royal Dutch Petroleum                    3.7%
Information Technology                  6.1%               Bristol-Myers                            3.1%
Telecomm Services                       2.1%               Honeywell Intl                           2.8%
Cash Equivalents                       46.1%               Boeing                                   2.4%
                                                           Disney, Walt                             2.4%


Total                                 100.0%                Total                                  35.2%


                              * Weightings and Holdings are subject to change

     The above chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on December 31, 1998 and held through June 30, 2003. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. Shares, when redeemed, may be worth more or less than their original cost. The Fund may experience greater risks and price fluctuations due to its concentration in a single sector as is noted in the Fund's prospectus.


     THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

     For a prospectus and more information, including charges and expenses call 1-888-912-4562. The prospectus should be read carefully before investing. The fund's inception date is December 31, 1998. Distributed by Unified Financial Securities, Inc.

GJMB Growth Fund
Schedule of Investments
June 30, 2003 (Unaudited)



Common Stocks - 53.90%                                                        Shares                   Value

Aircraft - 2.42%
Boeing Co.                                                                        8,000               $   274,560
                                                                                                  ----------------

Beverages - 4.29%
Coca-Cola Co.                                                                    10,500                   487,305
                                                                                                  ----------------

Diversified - 2.84%
Honeywell International, Inc.                                                    12,000                   322,200
                                                                                                  ----------------

Federal & Federally - Sponsored Credit Agencies - 2.24%
Freddie Mac                                                                       5,000                   253,850
                                                                                                  ----------------

Fire, Marine & Casualty Insurance - 1.95%
American International Group, Inc.                                                4,000                   220,720
                                                                                                  ----------------

National Commercial Banks - 4.19%
Citigroup, Inc.                                                                   6,000                   256,800
MBNA Corp.                                                                       10,500                   218,820
                                                                                                  ----------------

                                                                                                          475,620
                                                                                                  ----------------

Oil & Gas - 3.70%
Royal Dutch Petroleum Co. (c)                                                     9,000                   419,580
                                                                                                  ----------------

Paper Mills - 4.36%
Kimberly-Clark Corp.                                                              9,500                   495,330
                                                                                                  ----------------

Petroleum Refining - 3.82%
ChevronTexaco Corp.                                                               6,000                   433,200
                                                                                                  ----------------

Pharmaceutical Preparations - 5.24%
Bristol-Myers Squibb, Inc.                                                       13,000                   352,950
Merck & Co., Inc.                                                                 4,000                   242,200
                                                                                                  ----------------

                                                                                                          595,150
                                                                                                  ----------------

Radio & Tv Broadcasting & Communications Equipment - 1.66%
Motorola, Inc.                                                                   20,000                   188,600
                                                                                                  ----------------

Retail - Lumber & Other Building Materials Dealers - 4.09%
Home Depot Inc.                                                                  14,000                   463,680
                                                                                                  ----------------

Retail - Variety Stores - 4.19%
Costco Wholesale Corp. (a)                                                       13,000                   475,800
                                                                                                  ----------------

See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Schedule of Investments - continued
June 30, 2003 (Unaudited)



Common Stocks - 53.90% - continued                                              Shares                   Value

Semiconductors & Related Devices - 2.86%
Intel Corp.                                                                       8,000                   166,272
Texas Instruments, Inc.                                                           9,000                   158,400
                                                                                                  ----------------

                                                                                                          324,672
                                                                                                  ----------------

Services - Miscellaneous Amusement & Recreation - 2.35%
Walt Disney Co.                                                                  13,500                   266,625
                                                                                                  ----------------

Services - Prepackaged Software - 1.58%
Microsoft Corp.                                                                   7,000                   179,270
                                                                                                  ----------------

Telephone Communications (No Radiotelephone) - 2.12%
AT&T Corp.                                                                       12,500                   240,625
                                                                                                  ----------------

TOTAL COMMON STOCKS (Cost $5,732,297)                                                                   6,116,787
                                                                                                  ----------------

Money Market Securities - 47.73%
Huntington Money Market Fund - Class A, 0.25%, (Cost $5,417,150) (b)          5,417,150                 5,417,150
                                                                                                  ----------------

TOTAL INVESTMENTS (Cost $11,149,447) - 101.63%                                                       $ 11,533,937
                                                                                                  ----------------

Liabilities in excess of cash and other assets - (1.63%)                                                 (184,559)
                                                                                                  ----------------

TOTAL NET ASSETS - 100.00%                                                                           $ 11,349,378
                                                                                                  ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2003.

See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Statement of Assets and Liabilities
June 30, 2003 (Unaudited)



Assets
Investments in securities, at value (cost $11,149,447)                                     $ 11,533,937
Interest receivable                                                                               1,108
Dividends receivable                                                                             11,084
                                                                                        ----------------
     Total assets                                                                            11,546,129
                                                                                        ----------------

Liabilities
Accrued advisory fees                                                                             9,812
Payable for fund shares redeemed                                                                185,362
Other payables and accrued expenses                                                               1,577
                                                                                        ----------------
     Total liabilities                                                                          196,751
                                                                                        ----------------

Net Assets                                                                                 $ 11,349,378
                                                                                        ================

Net Assets consist of:
Paid in capital                                                                              14,146,220
Accumulated net investment income (loss)                                                         16,518
Accumulated net realized gain (loss) on investments                                          (3,197,850)
Net unrealized appreciation (depreciation) on investments                                       384,490
                                                                                        ----------------

Net Assets, for 1,260,584 shares                                                           $ 11,349,378
                                                                                        ================

Net Assets Value
Net Assets
Offering price and redemption price per share ($11,423,890 / 1,260,584)                          $ 9.00
                                                                                        ================

See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Statement of Operations
Six months ended June 30, 2003 (Unaudited)


Investment Income
Dividend income                                                                               $ 75,499
Interest income                                                                                  5,610
                                                                                        ---------------
  Total Income                                                                                  81,109
                                                                                        ---------------

Expenses
Investment advisor fee                                                                          65,281
Trustee expenses                                                                                 2,053
                                                                                        ---------------
  Total Expenses                                                                                67,334
Reimbursed expenses                                                                             (2,053)
                                                                                        ---------------

Total operating expenses                                                                        65,281
                                                                                        ---------------

Net Investment Income (Loss)                                                                    15,828
                                                                                        ---------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                             (291,820)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                  1,265,312
                                                                                        ---------------

Net realized and unrealized gain (loss) on investment securities                               973,492
                                                                                        ---------------

Net increase (decrease) in net assets resulting from operations                              $ 989,320
                                                                                        ===============

See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Statement of Changes In Net Assets


                                                                                 Six months ended
                                                                                   June 30, 2003           Year ended
Increase (Decrease) in Net Assets                                                   (Unaudited)           Dec. 31, 2002
                                                                                --------------------   --------------------
Operations
  Net investment income (loss)                                                             $ 15,828               $ 27,907
  Net realized gain (loss) on investment securities                                        (291,820)            (2,180,318)
  Change in net unrealized appreciation (depreciation)                                    1,265,312                147,063
                                                                                --------------------   --------------------

  Net increase (decrease) in net assets resulting from operations                           989,320             (2,005,348)
                                                                                --------------------   --------------------
Distributions
  From net investment income                                                                      -                      -
  From net realized gain                                                                          -                      -
                                                                                --------------------   --------------------

  Total distributions                                                                             -                      -
                                                                                --------------------   --------------------
Capital Share Transactions
  Proceeds from shares sold                                                                 149,325              4,108,253
  Reinvestment of distributions                                                              27,074                      -
  Amount paid for shares repurchased                                                       (864,913)            (3,062,150)
                                                                                --------------------   --------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                               (688,514)             1,046,103
                                                                                --------------------   --------------------

Total Increase (Decrease) in Net Assets                                                     300,806               (959,245)
                                                                                --------------------   --------------------

Net Assets
  Beginning of period                                                                    11,048,572             12,007,817
                                                                                --------------------   --------------------
  End of period [including accumulated net
    investment income (loss) of  $16,518 and $27,907, respectively]                    $ 11,349,378           $ 11,048,572
                                                                                ====================   ====================

Capital Share Transactions
  Shares sold                                                                                17,953                454,427
  Shares issued in reinvestment of distributions                                              3,250                      -
  Shares repurchased                                                                       (101,351)              (357,018)
                                                                                --------------------   --------------------

  Net increase (decrease) from capital transactions                                         (80,148)                97,409
                                                                                ====================   ====================

See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Financial Highlights

                                            Six months ended
                                              Jun. 30, 2003      Year ended       Period ended        Year ended      Year ended
                                               (Unaudited)      Dec. 31, 2002     Dec. 31, 2001(d)  June 30, 2001   June 30, 2000
                                          -------------------  ---------------  ----------------  ----------------  ---------------

Selected Per Share Data
Net asset value, beginning of period               $ 8.24           $ 9.66            $ 10.01            $ 12.68        $ 11.02
                                          -------------------  ---------------  ----------------- ----------------  ---------------
Income from investment operations
  Net investment income (loss)                       0.01             0.02               0.01               0.05           0.05
  Net realized and unrealized gain (loss)            0.77            (1.44)             (0.30)             (2.33)          1.67

                                          -------------------  ---------------  ----------------- ----------------  ---------------
Total from investment operations                     0.78            (1.42)             (0.29)             (2.28)          1.72
                                          -------------------  ---------------  ----------------- ----------------  ---------------
Less Distributions to shareholders:
  From net investment income                        (0.02)            0.00              (0.05)             (0.05)         (0.02)
  From net realized gain                             0.00             0.00              (0.01)             (0.34)         (0.04)

                                          -------------------  ---------------  ----------------- ----------------  ---------------
Total distributions                                 (0.02)            0.00              (0.06)             (0.39)         (0.06)
                                          -------------------  ---------------  ----------------- ----------------  ---------------

Net asset value, end of period                     $ 9.00           $ 8.24             $ 9.66            $ 10.01        $ 12.68
                                          ===================  ===============  ================= ================  ===============

Total Return                                         9.50% (b)      (14.70)%            (2.93)(c)         (18.19)%        15.61%

Ratios and Supplemental Data
Net assets, end of period (000)                  $ 11,349         $ 11,049            $12,008            $12,697        $12,967
Ratio of expenses to average net assets              1.20% (a)        1.20%              1.20% (b)          1.20%          1.20%
Ratio of expenses to average net assets
   before waiver & reimbursement                     1.23% (a)        1.22%              1.22% (b)          1.23%          1.22%
Ratio of net investment income to
   average net assets                                0.29% (a)        0.24%              0.27% (b)          0.40%          0.40%
Ratio of net investment income to
   average net assets before waiver &
   reimbursement                                     0.26% (a)        0.22%              0.25% (b)          0.38%          0.38%
Portfolio turnover rate                             28.83%          115.69%             40.72%             59.92%         16.99%


(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c)  For the period January 1, 2003 to June 30, 2003.
(d)  The Fund elected to change its fiscal year to December 31.
     The figures shown are for the short year
     (July 1, 2001 through December 31, 2001).

See accompanying notes which are an integral part of the financial statements.

                                                     GJMB Growth Fund
                                               Notes to Financial Statements
                                                 June 30, 2003 (Unaudited)

NOTE 1.  ORGANIZATION

     GJMB Growth Fund (the "Fund") was organized as a non-diversified series of Unified Series Trust (the "Trust") on December 18, 2002 and commenced operations on January 3, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003, the Fund acquired all of the assets and liabilities of GJMB, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on December 31, 1998. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long term capital appreciation. The investment advisor to the Fund is Gamble, Jones, Morphy & Bent (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when in the opinion of the Advisor the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

                                                     GJMB Growth Fund
                                               Notes to Financial Statements
                                           June 30, 2003 (Unaudited) - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Gamble, Jones, Morphy & Bent, 301 East Colorado Boulevard, Suite 802, Pasadena, California, 91101, serves as investment advisor to the Fund. Christopher E. Morphy, President of the Advisor, and Thomas S. Jones, Executive Vice President of the Advisor, own a majority of the Advisor's shares and may be deemed to have controlling interests. The investment decisions for the Fund are made by Gary A. Pulford under the guidance of the executive committee of the Advisor. While Mr. Pulford is responsible for the day-to-day management of the Fund's portfolio, the executive committee is involved in determining the overall make-up of the Fund.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended June 30, 2003 the Advisor earned a fee of $65,281 from the Fund. The Advisor has contractually agreed to reimburse the Fund for all fees and expenses of the disinterested Trustees through October 31, 2004. For the six months ended June 30, 2003, the Advisor reimbursed Trustees' expenses of $1,578.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the distributor during the six months ended June 30, 2003. Timothy L. Ashburn (a Trustee and officer of the Trust), and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor. Ronald C. Tritschler owns securities of Unified Financial Services, Inc. and may be deemed to be an affiliate of the Distributor.

NOTE 4.  INVESTMENTS

     For the six months ended June 30, 2003, purchases and sales of investment securities, other than short term investments, aggregated $1,867,411, and $8,831,529, respectively. As of June 30, 2003, the gross unrealized appreciation for all securities totaled $568,789 and the gross unrealized depreciation for all securities totaled $184,299 for a net unrealized appreciation of $384,490. The aggregate cost of

                                                     GJMB Growth Fund
                                               Notes to Financial Statements
                                           June 30, 2003 (Unaudited) - continued

NOTE 4.  INVESTMENTS - continued

securities for federal income tax purposes at June 30, 2003, was $11,149,447.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2003, Charles Schwab & Co. held 96.01% of the outstanding Fund shares in an omnibus account for the benefit of others.

Item 2.  Code of Ethics.  Not applicable.


Item 3.  Audit Committee Financial Expert. Not applicable.


Item 4.  Principal Accountant Fees and Services.  Not applicable.


Items 5-6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.


Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 30, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 10.  Exhibits.
(a)(1)   Not applicable.[see Item 2.]
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.


     (a)(1) Annual reports only: Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. (registrant may file the Code of Ethics, or state in the annual report that 1) the Code is available on website (give address) or 2) state that the Code is available on request without charge, and explain how to request a copy.


     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

     (b)  Provide the 906  Certification  as  required  by Rule  30a-2(b).

                                        SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Unified Series Trust


/s/ Timothy Ashburn
Timothy Ashburn, President

Date 8/27/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Timothy Ashburn
Timothy Ashburn, President

Date  8/27/03


/s/ Thomas Napurano
Thomas Napurano, Chief Financial Officer

Date 8/27/03